Nuveen Preferred Securities and Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.9%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 51 .6 % X 2,346,668,096
Automobiles & Components - 1.4%
$ 43,118 General Motors Financial Co Inc 5.750% N/A (b) $ 40,644,221
24,979 (c) General Motors Financial Co Inc 5.700% N/A (b) 23,457,924
Total Automobiles & Components 64,102,145
Banks - 20.9%
26,726 Bank of America Corp 6.300% N/A (b) 26,842,873
16,626 (c) Bank of America Corp 6.500% N/A (b) 16,611,675
13,651 Bank of America Corp 6.100% N/A (b) 13,666,289
6,380 Bank of America Corp 5.875% N/A (b) 6,263,741
6,780 Bank of America Corp 4.375% N/A (b) 6,339,935
22,649 Bank of America Corp 6.250% N/A (b) 22,550,006
11,619 Bank of Montreal 7.700% 5/26/84 11,750,980
10,255 Bank of Nova Scotia/The 8.000% 1/27/84 10,452,952
35,016 Citigroup Inc 5.000% N/A (b) 34,552,815
29,157 Citigroup Inc 7.125% N/A (b) 29,091,992
9,885 (c) Citigroup Inc 7.375% N/A (b) 10,117,703
37,169 (d) Citigroup Inc (TSFR3M reference rate + 3.685% spread) 9.007% N/A (b) 37,189,257
11,994 Citigroup Inc 4.150% N/A (b) 11,103,779
19,865 Citigroup Inc 7.625% N/A (b) 20,643,470
49,701 Citigroup Inc 5.950% N/A (b) 49,310,251
13,777 Citigroup Inc 6.250% N/A (b) 13,758,011
17,365 Citizens Financial Group Inc 4.000% N/A (b) 15,696,213
3,846 (d) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.720% N/A (b) 3,775,935
33,000 CoBank ACB 6.450% N/A (b) 32,691,047
6,807 CoBank ACB 7.250% N/A (b) 6,902,720
22,396 CoBank ACB 6.250% N/A (b) 22,131,700
14,665 (e) Farm Credit Bank of Texas 5.700% N/A (b) 14,343,729
6,770 (e) Farm Credit Bank of Texas 6.200% N/A (b) 6,345,730
10,336 Fifth Third Bancorp 4.500% N/A (b) 9,966,856
1,875 (d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.597% N/A (b) 1,845,433
19,647 (c),(d) First Citizens BancShares Inc (TSFR3M reference rate +
4.234% spread)
9.563% N/A (b) 19,898,599
965 Goldman Sachs Group Inc/The 4.400% N/A (b) 943,521
9,768 (e) HSBC Capital Funding Dollar 1 LP 10.176% N/A (b) 11,816,213
26,515 Huntington Bancshares Inc/OH 5.625% N/A (b) 24,638,915
7,059 JPMorgan Chase & Co 6.100% N/A (b) 7,083,692
4,657 JPMorgan Chase & Co 3.650% N/A (b) 4,371,150
31,738 JPMorgan Chase & Co 5.000% N/A (b) 31,649,733
49,116 JPMorgan Chase & Co 6.875% N/A (b) 50,682,162
6,491 KeyCorp 5.000% N/A (b) 5,787,859
5,323 M&T Bank Corp 5.125% N/A (b) 4,996,857
8,046 (d) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.194% N/A (b) 8,122,968
14,785 M&T Bank Corp 3.500% N/A (b) 12,165,531
6,555 PNC Financial Services Group Inc/The 6.200% N/A (b) 6,440,553
45,844 PNC Financial Services Group Inc/The 6.250% N/A (b) 43,750,359
14,835 PNC Financial Services Group Inc/The 6.000% N/A (b) 14,436,821
7,340 (d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.648% N/A (b) 7,367,887
8,444 PNC Financial Services Group Inc/The 5.000% N/A (b) 8,142,401
16,330 PNC Financial Services Group Inc/The 3.400% N/A (b) 14,515,015
14,102 Regions Financial Corp 5.750% N/A (b) 13,955,142
20,719 Toronto-Dominion Bank/The 8.125% 10/31/82 21,473,959
41,536 Truist Financial Corp 4.800% N/A (b) 40,579,958

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 12,446 (c),(d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.693% N/A (b) $ 12,528,778
24,314 Truist Financial Corp 5.100% N/A (b) 22,535,361
37,830 Wells Fargo & Co 3.900% N/A (b) 35,753,250
24,750 (c) Wells Fargo & Co 7.625% N/A (b) 26,062,121
47,503 Wells Fargo & Co 5.875% N/A (b) 47,243,634
6,580 Wells Fargo & Co 7.950% 11/15/29 7,270,257
7,490 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.391% N/A (b) 6,845,259
6,645 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.031% N/A (b) 6,372,300
Total Banks 951,375,347
Capital Goods - 2.5%
42,469 (e) AerCap Global Aviation Trust 6.500% 6/15/45 42,387,935
17,977 AerCap Holdings NV 5.875% 10/10/79 17,856,155
11,955 Air Lease Corp 4.650% N/A (b) 11,282,138
39,963 (e) ILFC E-Capital Trust I 7.395% 12/21/65 32,523,104
10,564 (e) ILFC E-Capital Trust I 7.145% 12/21/65 8,460,723
Total Capital Goods 112,510,055
Energy - 2.1%
14,306 Enbridge Inc 5.750% 7/15/80 13,331,887
12,755 Enbridge Inc 7.625% 1/15/83 12,915,020
10,154 Enbridge Inc 6.000% 1/15/77 9,807,255
4,735 Enbridge Inc 5.500% 7/15/77 4,452,869
11,442 Energy Transfer LP 6.500% N/A (b) 11,207,935
5,335 Energy Transfer LP 8.000% 5/15/54 5,553,948
4,218 Energy Transfer LP 7.125% N/A (b) 4,127,307
1,519 Energy Transfer LP 6.625% N/A (b) 1,428,928
31,347 Transcanada Trust 5.600% 3/07/82 28,226,246
4,125 Transcanada Trust 5.875% 8/15/76 4,031,268
Total Energy 95,082,663
Financial Services - 7.3%
11,040 Ally Financial Inc 4.700% N/A (b) 9,719,128
19,925 Ally Financial Inc 4.700% N/A (b) 15,934,349
20,885 (e) American AgCredit Corp 5.250% N/A (b) 19,736,325
13,930 American Express Co 3.550% N/A (b) 12,697,848
7,300 Bank of New York Mellon Corp/The 4.700% N/A (b) 7,156,247
13,295 (e) Capital Farm Credit ACA 5.000% N/A (b) 12,696,725
11,655 (c) Capital One Financial Corp 3.950% N/A (b) 10,474,507
20,975 Charles Schwab Corp/The 4.000% N/A (b) 19,510,683
12,201 Charles Schwab Corp/The 5.375% N/A (b) 12,008,078
3,955 Citigroup Capital III 7.625% 12/01/36 4,087,235
6,700 (e) Compeer Financial ACA 4.875% N/A (b) 6,365,000
8,108 Discover Financial Services 6.125% N/A (b) 8,060,656
8,000 Discover Financial Services 5.500% N/A (b) 6,799,183
25,209 Equitable Holdings Inc 4.950% N/A (b) 24,742,588
20,175 (c) Goldman Sachs Group Inc 7.500% N/A (b) 21,017,730
25,800 Goldman Sachs Group Inc 5.300% N/A (b) 25,338,908
5,510 Goldman Sachs Group Inc/The 3.800% N/A (b) 5,167,897
31,382 Goldman Sachs Group Inc/The 7.500% N/A (b) 32,242,338
31,868 (c) Goldman Sachs Group Inc/The 5.500% N/A (b) 31,733,313
2,925 Goldman Sachs Group Inc/The 4.125% N/A (b) 2,710,826
18,005 State Street Corp 6.700% N/A (b) 18,192,414
26,248 Voya Financial Inc 7.758% N/A (b) 26,991,160
Total Financial Services 333,383,138

Principal
Amount (000) Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 2.8%
$ 13,835 (e) Dairy Farmers of America Inc 7.125% N/A (b) $ 13,039,487
51,917 (e) Land O' Lakes Inc 7.250% N/A (b) 42,182,563
44,310 (e) Land O' Lakes Inc 8.000% N/A (b) 38,106,600
46,321 (e) Land O' Lakes Inc 7.000% N/A (b) 35,782,973
Total Food, Beverage & Tobacco 129,111,623
Insurance - 9.3%
7,115 Aegon Ltd 5.500% 4/11/48 6,862,302
7,025 American International Group Inc 5.750% 4/01/48 6,888,071
51,650 (c) Assurant Inc 7.000% 3/27/48 52,236,326
66,640 (e) Assured Guaranty Municipal Holdings Inc 6.400% 12/15/66 59,118,865
19,875 AXIS Specialty Finance LLC 4.900% 1/15/40 17,982,608
13,804 Enstar Finance LLC 5.750% 9/01/40 13,522,893
14,288 Enstar Finance LLC 5.500% 1/15/42 13,942,540
10,830 (e) Fidelis Insurance Holdings Ltd 6.625% 4/01/41 10,833,424
28,387 Markel Group Inc 6.000% N/A (b) 28,167,424
4,531 MetLife Inc 5.875% N/A (b) 4,516,550
7,425 MetLife Inc 3.850% N/A (b) 7,139,161
24,448 (e) MetLife Inc 9.250% 4/08/38 28,336,992
14,051 PartnerRe Finance B LLC 4.500% 10/01/50 12,751,866
21,542 Provident Financing Trust I 7.405% 3/15/38 23,166,623
8,400 Prudential Financial Inc 6.500% 3/15/54 8,421,247
8,234 Prudential Financial Inc 5.125% 3/01/52 7,647,336
3,085 Prudential Financial Inc 3.700% 10/01/50 2,652,739
15,606 (e) QBE Insurance Group Ltd 5.875% N/A (b) 15,396,174
24,561 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 24,544,058
34,059 (e) SBL Holdings Inc 6.500% N/A (b) 27,076,905
59,824 (e) SBL Holdings Inc 7.000% N/A (b) 51,747,760
Total Insurance 422,951,864
Media & Entertainment - 0.4%
8,767 (e) Farm Credit Bank of Texas 7.750% N/A (b) 8,799,578
10,628 Paramount Global 6.375% 3/30/62 9,686,446
Total Media & Entertainment 18,486,024
Telecommunication Services - 0.7%
22,509 Vodafone Group PLC 7.000% 4/04/79 23,191,125
9,350 Vodafone Group PLC 4.125% 6/04/81 7,915,327
Total Telecommunication Services 31,106,452
Utilities - 4.2%
13,450 (e) AES Andes SA 6.350% 10/07/79 13,052,375
7,705 (e) AES Andes SA 7.125% 3/26/79 7,648,926
6,473 AES Corp 7.600% 1/15/55 6,527,752
14,161 American Electric Power Co Inc 3.875% 2/15/62 12,900,385
4,789 CMS Energy Corp 4.750% 6/01/50 4,399,831
6,574 Dominion Energy Inc 7.000% 6/01/54 6,786,744
13,579 Edison International 5.000% N/A (b) 12,927,918
5,247 Edison International 5.375% N/A (b) 5,114,258
40,009 Emera Inc 6.750% 6/15/76 39,570,766
18,153 Entergy Corp 7.125% 12/01/54 18,076,127
14,740 Sempra 4.125% 4/01/52 13,542,122
12,730 Sempra 4.875% N/A (b) 12,421,818
13,626 Southern Co/The 4.000% 1/15/51 13,139,704
10,900 (e) Vistra Corp 7.000% N/A (b) 10,818,965
7,900 (e) Vistra Corp 8.875% N/A (b) 8,180,063

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 3,395 (e) Vistra Corp 8.000% N/A (b) $ 3,451,031
Total Utilities 188,558,785
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,400,491,900) 2,346,668,096
Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 30 .4 % X 1,382,585,156
Banks - 25.5%
$ 9,702 (e) Australia & New Zealand Banking Group Ltd/United
Kingdom
6.750% N/A (b) $ 9,736,927
20,585 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 20,417,592
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 25,692,392
24,972 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 26,645,798
10,700 (c),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (b) 10,537,916
16,450 (e) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (b) 16,378,461
41,000 Banco Santander SA 9.625% N/A (b) 44,971,424
32,835 Banco Santander SA 4.750% N/A (b) 29,408,842
53,155 Barclays PLC 9.625% N/A (b) 56,659,615
27,620 (c) Barclays PLC 6.125% N/A (b) 26,858,785
49,705 Barclays PLC 8.000% N/A (b) 49,624,254
9,338 (e) BNP Paribas SA 7.375% N/A (b) 9,344,471
32,065 (c),(e) BNP Paribas SA 8.500% N/A (b) 33,493,368
24,811 (e) BNP Paribas SA 9.250% N/A (b) 26,502,937
17,765 (e) BNP Paribas SA 7.000% N/A (b) 17,628,726
44,789 (e) BNP Paribas SA 8.000% N/A (b) 45,447,936
48,770 (e) BNP Paribas SA 7.750% N/A (b) 49,909,462
42,374 (e) Credit Agricole SA 8.125% N/A (b) 43,221,226
12,025 (e) Credit Agricole SA 4.750% N/A (b) 10,494,501
38,510 (c) HSBC Holdings PLC 8.000% N/A (b) 40,000,568
44,552 HSBC Holdings PLC 6.375% N/A (b) 44,192,701
40,169 HSBC Holdings PLC 6.000% N/A (b) 38,392,522
41,462 HSBC Holdings PLC 6.500% N/A (b) 40,094,948
29,400 ING Groep NV 6.500% N/A (b) 29,224,479
46,559 ING Groep NV 5.750% N/A (b) 44,791,234
29,565 (e) Intesa Sanpaolo SpA 7.700% N/A (b) 29,516,105
43,545 Lloyds Banking Group PLC 8.000% N/A (b) 43,925,191
31,560 Lloyds Banking Group PLC 7.500% N/A (b) 31,424,510
18,370 (e) Macquarie Bank Ltd/London 6.125% N/A (b) 18,042,647
32,494 NatWest Group PLC 8.000% N/A (b) 32,671,515
25,410 NatWest Group PLC 6.000% N/A (b) 24,829,648
8,300 NatWest Group PLC 8.125% N/A (b) 8,416,466
16,900 (e) Nordea Bank Abp 6.625% N/A (b) 16,662,506
60,876 (e) Societe Generale SA 10.000% N/A (b) 64,652,077
45,240 (e) Societe Generale SA 9.375% N/A (b) 46,561,958
14,175 (e) Societe Generale SA 8.500% N/A (b) 13,835,991
5,000 (e) Societe Generale SA 5.375% N/A (b) 4,189,108
25,875 (e) Standard Chartered PLC 7.750% N/A (b) 26,107,539
5,986 (e) Standard Chartered PLC 6.000% N/A (b) 5,866,809
Total Banks 1,156,373,155
Financial Services - 4.9%
53,719 Deutsche Bank AG 6.000% N/A (b) 51,282,757
11,000 Deutsche Bank AG 7.500% N/A (b) 10,898,949
41,900 (e) UBS Group AG 9.250% N/A (b) 46,630,594
36,385 UBS Group AG, Reg S 6.875% N/A (b) 36,005,504
35,277 UBS Group AG, Reg S 7.000% N/A (b) 35,188,808
29,805 (e) UBS Group AG 9.250% N/A (b) 31,822,143

Principal
Amount (000) Description (a),(f) Coupon Maturity Value
Financial Services (continued)
$ 14,220 (e) UBS Group AG 7.750% N/A (b) $ 14,383,246
Total Financial Services 226,212,001
Total Contingent Capital Securities
(cost $1,369,298,955) 1,382,585,156
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .2 % X 647,043,972
Banks - 3.6%
65,271 CoBank ACB 6.200% $ 6,390,893
492,086 (e) Farm Credit Bank of Texas 9.601% 49,159,391
486,433 Fifth Third Bancorp 9.302% 12,467,278
280,000 Huntington Bancshares Inc/OH 8.290% 6,217,282
1,448,532 KeyCorp 6.200% 32,809,250
285,287 KeyCorp 6.125% 6,889,681
645,483 Regions Financial Corp 6.375% 16,485,636
302,269 Regions Financial Corp 5.700% 6,937,074
400,687 Synovus Financial Corp 5.875% 10,113,340
327,000 Western Alliance Bancorp 4.250% 6,029,880
484,833 Wintrust Financial Corp 6.875% 12,091,735
Total Banks 165,591,440
Capital Goods - 0.6%
844,551 Air Lease Corp 9.241% 21,274,240
271,800 WESCO International Inc 10.625% 7,240,752
Total Capital Goods 28,514,992
Energy - 0.4%
688,551 NuStar Logistics LP 12.324% 17,516,737
Total Energy 17,516,737
Financial Services - 2.6%
558,300 Equitable Holdings Inc 5.250% 12,422,175
385,749 Federal Agricultural Mortgage Corp 6.000% 9,693,872
1,344,835 Morgan Stanley 5.850% 32,921,561
548,497 Morgan Stanley 6.375% 13,849,549
322,188 Morgan Stanley 6.875% 8,154,578
242,300 Morgan Stanley 6.500% 6,222,264
350,835 Synchrony Financial 5.625% 6,479,923
1,058,054 Voya Financial Inc 5.350% 26,133,934
Total Financial Services 115,877,856
Food, Beverage & Tobacco - 1.4%
1,451,502 CHS Inc 7.100% 38,363,198
528,896 CHS Inc 6.750% 13,645,517
193,870 CHS Inc 7.875% 5,284,896
44,881 CHS Inc 7.500% 1,184,858
76,700 (e) Dairy Farmers of America Inc 7.875% 7,109,611
Total Food, Beverage & Tobacco 65,588,080
Insurance - 5.5%
1,340,035 American National Group Inc 5.950% 32,603,051
1,153,711 American National Group Inc 6.625% 28,496,662
1,069,225 Aspen Insurance Holdings Ltd 9.624% 27,682,235
603,290 Aspen Insurance Holdings Ltd 5.625% 12,433,807
191,504 Assurant Inc 5.250% 4,027,329
1,010,787 Athene Holding Ltd 6.350% 24,491,369
796,416 Athene Holding Ltd 6.375% 19,910,400

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Shares   Description (a) Coupon Value
Insurance (continued)
540,503 Athene Holding Ltd 7.750% $ 14,134,153
436,820 Delphi Financial Group Inc 8.774% 10,374,475
717,116 Enstar Group Ltd 7.000% 18,006,783
1,026,075 Maiden Holdings North America Ltd 7.750% 17,853,705
763,405 Reinsurance Group of America Inc 5.750% 19,016,419
556,200 Reinsurance Group of America Inc 7.125% 14,522,382
221,929 Selective Insurance Group Inc 4.600% 4,056,862
Total Insurance 247,609,632
Telecommunication Services - 0.1%
314,900 AT&T Inc 4.750% 6,345,235
Total Telecommunication Services 6,345,235
Total $25 Par (or similar) Retail Preferred
(cost $677,747,215) 647,043,972
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .7 % X 77,144,775
Banks - 0.4%
$ 17,340 ING Groep NV, Reg S 7.500% 5/16/72 $ 17,215,846
Total Banks 17,215,846
Energy - 0.7%
30,671 Enbridge Inc 8.500% 1/15/84 32,962,185
Total Energy 32,962,185
Financial Services - 0.6%
62,450 Credit Suisse Group AG 7.250% 3/12/72 6,869,500
61,301 Credit Suisse Group AG 7.500% 6/11/72 6,743,110
49,069 Credit Suisse Group AG 0.000% 1/17/72 5,397,590
36,075 Credit Suisse Group AG 7.500% 1/17/72 3,968,250
12,260 Credit Suisse Group AG 6.380% 2/21/72 1,348,600
8,421 Credit Suisse Group AG 5.250% 2/11/72 926,310
1,800 Deutsche Bank AG, Reg S 4.789% 12/30/49 1,713,384
Total Financial Services 26,966,744
Total Corporate Bonds
(cost $279,598,875) 77,144,775
Total Long-Term Investments
(cost $4,727,136,945) 4,453,441,999
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.6%
118,023,544 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(h) $ 118,023,544
Total Investments Purchased with Collateral from Securities Lending
(cost $118,023,544) 118,023,544

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1%
X –
REPURCHASE AGREEMENTS - 0 .1 % X 6,180,000
$ 6,180 (i) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 6,180,000
Total Repurchase Agreements
(cost $6,180,000) 6,180,000
Total Short-Term Investments
(cost $6,180,000) 6,180,000
Total Investments (cost $ 4,851,340,489 ) - 100 .6% 4,577,645,543
Other Assets & Liabilities, Net -  (0.6)% (29,206,088)
Net Assets - 100% $ 4,548,439,455
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,814 9/24 $ 305,691,432 $ 306,154,406 $ 462,974
U.S. Treasury Long Bond 692 9/24 80,963,120 80,315,250 (647,870)
U.S. Treasury Ultra Bond 567 9/24 69,960,776 69,422,063 (538,713)
Total $456,615,328 $455,891,719 $(723,609)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,346,668,096 $ – $ 2,346,668,096
Contingent Capital Securities – 1,382,585,156 – 1,382,585,156
$25 Par (or similar) Retail Preferred 647,043,972 – – 647,043,972
Corporate Bonds – 77,144,775 – 77,144,775
Investments Purchased with Collateral from
Securities Lending 118,023,544 – – 118,023,544
Short-Term Investments:
Repurchase Agreements – 6,180,000 – 6,180,000
Investments in Derivatives:
Futures Contracts* (723,609) – – (723,609)
Total
$ 764,343,907 $ 3,812,578,027 $ – $ 4,576,921,934
* Represents net unrealized appreciation (depreciation).

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $114,461,386.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,175,483,821 or 25.7% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $6,182,730 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $6,303,654.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month

Nuveen Flexible Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.1%
X –
CORPORATE BONDS - 48 .6 % X 508,187,724
Automobiles & Components - 4.1%
$ 2,675 Dana Inc 5.625% 6/15/28 $ 2,587,943
7,475 (b) Ford Motor Co 5.291% 12/08/46 6,499,204
9,365 Ford Motor Credit Co LLC 7.350% 11/04/27 9,752,619
15,280 (c) General Motors Co 6.600% 4/01/36 16,003,697
6,160 (b) Goodyear Tire & Rubber Co 5.250% 7/15/31 5,569,954
2,875 Goodyear Tire & Rubber Co 9.500% 5/31/25 2,882,185
Total Automobiles & Components 43,295,602
Capital Goods - 4.8%
6,715 (d) ATS Corp 4.125% 12/15/28 6,037,364
13,025 Regal Rexnord Corp 6.400% 4/15/33 13,406,934
7,150 Regal Rexnord Corp 6.050% 2/15/26 7,169,506
2,675 Regal Rexnord Corp 6.050% 4/15/28 2,715,523
6,300 (d) Roller Bearing Co of America Inc 4.375% 10/15/29 5,754,582
9,075 United Rentals North America Inc 5.250% 1/15/30 8,711,602
5,847 (d) WESCO Distribution Inc 7.250% 6/15/28 5,956,286
Total Capital Goods 49,751,797
Consumer Discretionary Distribution & Retail - 2.2%
11,519 Bath & Body Works Inc 6.875% 11/01/35 11,617,533
6,805 (d) Gap Inc 3.875% 10/01/31 5,648,915
7,544 Nordstrom Inc 5.000% 1/15/44 5,932,613
Total Consumer Discretionary Distribution & Retail 23,199,061
Consumer Services - 2.2%
11,330 (d) Caesars Entertainment Inc 6.500% 2/15/32 11,203,693
11,100 (d) Scientific Games International Inc 7.500% 9/01/31 11,412,270
Total Consumer Services 22,615,963
Consumer Staples Distribution & Retail - 2.1%
21,339 (d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
7.500% 3/15/26 21,595,367
Total Consumer Staples Distribution & Retail 21,595,367
Energy - 3.9%
5,375 (d) Antero Resources Corp 7.625% 2/01/29 5,536,836
11,275 (d) COLUMBIA PIPELINES OPCO 6.544% 11/15/53 11,946,480
5,875 Diamondback Energy Inc 6.250% 3/15/33 6,136,688
5,900 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 5,765,153
5,625 (d) Permian Resources Operating LLC 7.000% 1/15/32 5,746,556
5,550 Valero Energy Corp 6.625% 6/15/37 5,929,147
Total Energy 41,060,860
Equity Real Estate Investment Trusts (REITs) - 1.6%
8,450 (d) Iron Mountain Inc 7.000% 2/15/29 8,564,383
9,550 VICI Properties LP 5.625% 5/15/52 8,541,635
Total Equity Real Estate Investment Trusts (REITs) 17,106,018
Financial Services - 1.6%
10,114 Ally Financial Inc 8.000% 11/01/31 11,071,224
5,900 (d) HAT Holdings I LLC / HAT Holdings II LLC 6.000% 4/15/25 5,869,433
Total Financial Services 16,940,657

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 0.9%
$ 9,250 Altria Group Inc 5.800% 2/14/39 $ 9,174,409
Total Food, Beverage & Tobacco 9,174,409
Health Care Equipment & Services - 2.1%
12,750 HCA Inc 5.125% 6/15/39 11,836,797
5,750 IQVIA Inc 6.250% 2/01/29 5,887,000
4,400 (b) Tenet Healthcare Corp 6.125% 10/01/28 4,358,633
Total Health Care Equipment & Services 22,082,430
Materials - 4.6%
6,600 ArcelorMittal SA 7.000% 10/15/39 7,156,906
5,575 (b) ArcelorMittal SA 6.800% 11/29/32 5,939,649
5,645 Ashland Inc 6.875% 5/15/43 5,740,175
11,200 Celanese US Holdings LLC 6.165% 7/15/27 11,352,430
11,300 (d) Sealed Air Corp 6.875% 7/15/33 11,674,753
6,625 Southern Copper Corp 5.875% 4/23/45 6,543,502
Total Materials 48,407,415
Media & Entertainment - 5.8%
6,775 (d) CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/01/27 6,475,202
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 13,381,584
12,324 (d) Nexstar Media Inc 5.625% 7/15/27 11,632,412
6,404 Paramount Global 6.875% 4/30/36 6,108,246
14,515 (d) TripAdvisor Inc 7.000% 7/15/25 14,540,111
10,325 Warnermedia Holdings Inc 5.141% 3/15/52 8,150,646
Total Media & Entertainment 60,288,201
Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
10,150 Amgen Inc 4.875% 3/01/53 8,951,771
Total Pharmaceuticals, Biotechnology & Life Sciences 8,951,771
Semiconductors & Semiconductor Equipment - 1.3%
13,308 (d) Amkor Technology Inc 6.625% 9/15/27 13,306,480
Total Semiconductors & Semiconductor Equipment 13,306,480
Software & Services - 1.9%
5,975 (d) Gen Digital Inc 5.000% 4/15/25 5,922,587
5,750 (b),(d) Gen Digital Inc 7.125% 9/30/30 5,838,193
8,000 Oracle Corp 6.500% 4/15/38 8,540,980
Total Software & Services 20,301,760
Technology Hardware & Equipment - 4.0%
21,369 Hewlett Packard Enterprise Co 6.350% 10/15/45 22,699,686
6,775 Seagate HDD Cayman 9.625% 12/01/32 7,674,361
3,245 Seagate HDD Cayman 4.091% 6/01/29 2,970,304
9,175 (d) Viasat Inc 5.625% 4/15/27 8,202,788
Total Technology Hardware & Equipment 41,547,139
Telecommunication Services - 3.1%
6,382 (d) GCI LLC 4.750% 10/15/28 5,794,089
26,775 Sprint LLC 7.125% 6/15/24 26,779,311
Total Telecommunication Services 32,573,400

Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation - 1.5%
$ 8,279 XPO CNW Inc 6.700% 5/01/34 $ 8,756,028
5,060 (d) XPO Inc 6.250% 6/01/28 5,044,728
2,145 (d) XPO Inc 7.125% 6/01/31 2,188,638
Total Transportation 15,989,394
Total Corporate Bonds
(cost $534,846,583) 508,187,724
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 28 .6 % X 299,001,395
Automobiles & Components - 0.9%
$ 6,763 General Motors Financial Co Inc 6.500% N/A (e) $ 6,516,018
3,613 (b) General Motors Financial Co Inc 5.700% N/A (e) 3,392,989
Total Automobiles & Components 9,909,007
Banks - 8.2%
10,160 (b) Bank of America Corp 6.500% N/A (e) 10,151,246
8,965 (b) Bank of America Corp 6.300% N/A (e) 9,004,204
4,691 Bank of America Corp 6.250% N/A (e) 4,670,497
23,521 Citigroup Inc 6.250% N/A (e) 23,488,581
4,025 (f) First Citizens BancShares Inc (TSFR3M reference rate +
4.234% spread)
9.563% N/A (e) 4,076,544
5,825 JPMorgan Chase & Co 6.875% N/A (e) 6,010,742
3,000 JPMorgan Chase & Co 6.100% N/A (e) 3,010,494
9,994 PNC Financial Services Group Inc/The 6.200% N/A (e) 9,819,510
5,450 (f) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.648% N/A (e) 5,470,706
6,175 (b) Wells Fargo & Co 7.625% N/A (e) 6,502,368
3,425 Wells Fargo & Co 5.875% N/A (e) 3,406,299
Total Banks 85,611,191
Energy - 2.5%
11,100 Energy Transfer LP 8.000% 5/15/54 11,555,544
6,200 Energy Transfer LP 7.125% N/A (e) 6,066,691
7,906 Transcanada Trust 5.875% 8/15/76 7,726,352
1,150 Transcanada Trust 5.600% 3/07/82 1,035,511
Total Energy 26,384,098
Financial Services - 4.0%
8,227 Ally Financial Inc 4.700% N/A (e) 7,242,423
6,675 American Express Co 3.550% N/A (e) 6,084,575
5,425 (d) Ares Finance Co III LLC 4.125% 6/30/51 5,028,339
5,475 (b) Goldman Sachs Group Inc 7.500% N/A (e) 5,703,696
4,075 Goldman Sachs Group Inc 5.300% N/A (e) 4,002,173
5,750 Morgan Stanley 5.948% 1/19/38 5,708,591
8,250 State Street Corp 6.700% N/A (e) 8,335,874
Total Financial Services 42,105,671
Food, Beverage & Tobacco - 0.7%
3,300 (d) Land O' Lakes Inc 7.250% N/A (e) 2,681,250
3,200 (d) Land O' Lakes Inc 7.000% N/A (e) 2,472,000
2,042 (d) Land O' Lakes Inc 8.000% N/A (e) 1,756,120
Total Food, Beverage & Tobacco 6,909,370

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Insurance - 1.5%
$ 4,950 Enstar Finance LLC 5.750% 9/01/40 $ 4,849,197
650 Enstar Finance LLC 5.500% 1/15/42 634,284
10,255 (d) Liberty Mutual Group Inc 7.800% 3/15/37 10,783,963
Total Insurance 16,267,444
Media & Entertainment - 0.7%
1,575 Paramount Global 6.375% 3/30/62 1,435,468
6,180 (d) Sirius XM Radio Inc 4.000% 7/15/28 5,532,103
Total Media & Entertainment 6,967,571
Technology Hardware & Equipment - 0.3%
3,100 (d) NCR Corp 5.125% 4/15/29 2,878,409
Total Technology Hardware & Equipment 2,878,409
Utilities - 9.8%
8,200 AES Corp 7.600% 1/15/55 8,269,360
5,775 Dominion Energy Inc 7.000% 6/01/54 5,961,888
5,025 Dominion Energy Inc 6.875% 2/01/55 5,097,275
2,248 Dominion Energy Inc 4.350% N/A (e) 2,124,277
9,450 Edison International 5.000% N/A (e) 8,996,894
1,800 Edison International 8.125% 6/15/53 1,861,884
1,189 Edison International 7.875% 6/15/54 1,215,097
18,445 Emera Inc 6.750% 6/15/76 18,242,964
12,090 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 11,457,142
11,775 (d) NRG Energy Inc 10.250% N/A (e) 12,876,775
20,475 (d) Vistra Corp 8.000% N/A (e) 20,812,919
5,090 (d) Vistra Corp 7.000% N/A (e) 5,052,159
Total Utilities 101,968,634
Total $1,000 Par (or similar) Institutional Preferred
(cost $311,984,731) 299,001,395
Shares Description (a) Value
X –
COMMON STOCKS - 9 .8 % X 102,233,531
Banks - 0.3%
18,200 JPMorgan Chase & Co $ 3,687,866
Total Banks 3,687,866
Capital Goods - 2.6%
67,400 Carrier Global Corp 4,259,006
13,000 Emerson Electric Co 1,458,080
15,100 General Dynamics Corp 4,526,527
11,000 Hubbell Inc 4,277,790
10,400 Huntington Ingalls Industries Inc 2,632,240
71,000 nVent Electric PLC 5,777,980
8,000 Parker-Hannifin Corp 4,252,160
Total Capital Goods 27,183,783
Consumer Services - 0.5%
53,200 Boyd Gaming Corp 2,836,624
10,800 McDonald's Corp 2,796,012
Total Consumer Services 5,632,636
Consumer Staples Distribution & Retail - 0.3%
49,600 Walmart Inc 3,261,696
Total Consumer Staples Distribution & Retail 3,261,696

Shares Description (a) Value
Energy - 1.0%
24,000 ConocoPhillips $ 2,795,520
50,200 Exxon Mobil Corp 5,886,452
9,000 Valero Energy Corp 1,414,260
Total Energy 10,096,232
Equity Real Estate Investment Trusts (REITs) - 0.8%
15,300 American Tower Corp 2,994,822
99,796 National Storage Affiliates Trust 2,371,153
64,200 Rexford Industrial Realty Inc 2,912,112
Total Equity Real Estate Investment Trusts (REITs) 8,278,087
Food, Beverage & Tobacco - 0.3%
29,600 Philip Morris International Inc 3,000,848
Total Food, Beverage & Tobacco 3,000,848
Health Care Equipment & Services - 0.3%
35,300 Medtronic PLC 2,872,361
Total Health Care Equipment & Services 2,872,361
Insurance - 0.3%
7,700 Everest Group Ltd 3,010,161
Total Insurance 3,010,161
Materials - 0.3%
37,800 DuPont de Nemours Inc 3,105,648
Total Materials 3,105,648
Media & Entertainment - 1.0%
33,600 (g) Alphabet Inc, Class C 5,845,056
41,500 Walt Disney Co 4,312,265
Total Media & Entertainment 10,157,321
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
60,100 Sanofi, ADR 2,946,703
Total Pharmaceuticals, Biotechnology & Life Sciences 2,946,703
Semiconductors & Semiconductor Equipment - 0.5%
13,800 Applied Materials Inc 2,968,104
84,400 Intel Corp 2,603,740
Total Semiconductors & Semiconductor Equipment 5,571,844
Software & Services - 0.3%
118,800 Gen Digital Inc 2,949,804
Total Software & Services 2,949,804
Technology Hardware & Equipment - 0.7%
84,500 Corning Inc 3,148,470
249,100 Hewlett Packard Enterprise Co 4,396,615
Total Technology Hardware & Equipment 7,545,085
Utilities - 0.3%
38,082 Sempra 2,933,456
Total Utilities 2,933,456
Total Common Stocks
(cost $87,835,556) 102,233,531

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 7 .6 % X 79,077,427
Capital Goods - 0.5%
204,000 WESCO International Inc 10.625% $ 5,434,560
Total Capital Goods 5,434,560
Financial Services - 1.4%
314,799 Morgan Stanley 7.125% 7,983,303
89,574 Morgan Stanley 6.875% 2,267,118
194,900 Synchrony Financial 5.625% 3,599,803
Total Financial Services 13,850,224
Food, Beverage & Tobacco - 1.2%
384,432 CHS Inc 6.750% 9,918,346
90,213 CHS Inc 7.100% 2,384,329
Total Food, Beverage & Tobacco 12,302,675
Insurance - 3.1%
287,059 Allstate Corp 7.375% 7,816,617
265,192 Athene Holding Ltd 6.350% 6,425,602
220,806 Athene Holding Ltd 6.375% 5,520,150
169,032 Enstar Group Ltd 7.000% 4,244,393
337,825 Reinsurance Group of America Inc 7.125% 8,820,611
Total Insurance 32,827,373
Utilities - 1.4%
118,890 Algonquin Power & Utilities Corp 6.200% 3,031,695
434,800 SCE Trust VII 7.500% 11,630,900
Total Utilities 14,662,595
Total $25 Par (or similar) Retail Preferred
(cost $80,057,715) 79,077,427
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CONVERTIBLE BONDS - 1 .7 % X 17,652,388
Technology Hardware & Equipment - 1.2%
$ 4,875 (d) Seagate HDD Cayman 3.500% 6/01/28 $ 6,140,063
3,725 (d) Western Digital Corp 3.000% 11/15/28 5,892,950
Total Technology Hardware & Equipment 12,033,013
Utilities - 0.5%
5,625 FirstEnergy Corp 4.000% 5/01/26 5,619,375
Total Utilities 5,619,375
Total Convertible Bonds
(cost $17,430,213) 17,652,388
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .2 % X 12,619,116
Banks - 1.2%
10,830 Wells Fargo & Co 7.500% $ 12,619,116
Total Banks 12,619,116
Total Convertible Preferred Securities
(cost $13,589,059) 12,619,116

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
WARRANTS - 0 .6 % X 6,150,944
Banks - 0.6%
122,100 (g) JPMorgan Chase Bank NA $ 6,150,944
Total Banks 6,150,944
Total Warrants
(cost $7,226,277) 6,150,944
Total Long-Term Investments
(cost $1,052,970,134) 1,024,922,525
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
32,967,695 (h) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(i) $ 32,967,695
Total Investments Purchased with Collateral from Securities Lending
(cost $32,967,695) 32,967,695
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.9%
–
REPURCHASE AGREEMENTS - 0 .9 % X 9,838,451
$ 8,820 (j) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 8,820,000
1,018 (k) Fixed Income Clearing Corporation 1.600% 6/03/24 1,018,451
Total Repurchase Agreements
(cost $9,838,451) 9,838,451
Total Short-Term Investments
(cost $9,838,451) 9,838,451
Total Investments (cost $ 1,095,776,280 ) - 102 .2% 1,067,728,671
Other Assets & Liabilities, Net -  (2.2)% (23,107,184)
Net Assets - 100% $ 1,044,621,487

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 508,187,724 $ – $ 508,187,724
$1,000 Par (or similar) Institutional
Preferred – 299,001,395 – 299,001,395
Common Stocks 102,233,531 – – 102,233,531
$25 Par (or similar) Retail Preferred 79,077,427 – – 79,077,427
Convertible Bonds – 17,652,388 – 17,652,388
Convertible Preferred Securities 12,619,116 – – 12,619,116
Warrants – 6,150,944 – 6,150,944
Investments Purchased with Collateral from
Securities Lending 32,967,695 – – 32,967,695
Short-Term Investments:
Repurchase Agreements – 9,838,451 – 9,838,451
Total
$ 226,897,769 $ 840,830,902 $ – $ 1,067,728,671
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $31,830,519.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $277,799,196 or 26.0% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $8,823,895 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $8,996,460.
(k) Agreement with Fixed Income Clearing Corporation, 1.600% dated 5/31/24 to be repurchased at $1,018,587 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $1,038,935.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month